Goodwill Disclosure	12 Months Ended
Dec. 31, 2014
Notes
Goodwill Disclosure

NOTE 9 - GOODWILL

	DECEMBER 31,	DECEMBER 31,
	2014	2013

Goodwill	$5,976,198	$2,679,970
Less: accumulated impairment loss	(669,993)	--
Total goodwill, net	$5,306,205	$2,679,970

In connection with the acquisition (as further described in Note 13) on March 20, 2013, the Company assumed certain liabilities and acquired substantially all of the assets of MeNetwork. The Company recorded goodwill related to this acquisition of $2,679,970. During its annual evaluation of goodwill, the Company determined that the carrying amount of goodwill related to MeNetwork, exceeded its fair value. As a result the Company recorded an impairment loss, to other expense, of $669,993 during the year ended December 31, 2014. This charge reflects the impact of partially sun setting assets acquired from MeNetwork in conjunction with its integration of Yowza!!

In connection with the acquisition (as further described in Note 13) on January 3, 2014, the Company assumed certain liabilities and acquired substantially all of the assets of Yowza!!. The Company recorded goodwill related to this acquisition of $3,291,932. During its annual evaluation of goodwill, the Company determined that the fair value of goodwill exceeded its carrying amount and as a result no impairment charge was recorded.